Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000222711
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2030 Fund
Class Name	Investor Class
Trading Symbol	TBLWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2030 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2030 Fund - Investor Class	$42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2025 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	10,000	10,000	10,000
8/31/21	10,180	10,233	10,163
11/30/21	10,010	10,276	10,038
2/28/22	9,621	9,799	9,762
5/31/22	9,051	9,197	9,270
8/31/22	8,654	8,874	8,910
11/30/22	8,868	9,166	9,104
2/28/23	8,862	9,008	9,161
5/31/23	9,040	9,384	9,325
8/31/23	9,457	10,183	9,678
11/30/23	9,540	10,322	9,759
2/29/24	10,277	11,585	10,406
5/31/24	10,564	11,972	10,653
8/31/24	11,117	12,846	11,231
11/30/24	11,437	13,881	11,455
2/28/25	11,432	13,616	11,488
5/31/25	11,540	13,543	11,666
8/31/25	12,226	14,881	12,348
11/30/25	12,738	15,767	12,831
2/28/26	13,335	15,933	13,401
5/31/26	13,805	17,530	13,884

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 7/26/21
Retirement Blend 2030 Fund (Investor Class)	19.62%	6.88%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.28
S&P Target Date 2030 Index (Strategy Benchmark)	19.00	7.00

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,003,215,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,249,000
InvestmentCompanyPortfolioTurnover	21.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,003,215 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	46.7%
Domestic Bond Funds	24.0
International Equity Funds	17.3
International Bond Funds	10.6
Short-Term and Other	1.4

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Equity Index 500 Fund	17.6%
T. Rowe Price QM U.S. Bond Index Fund	12.3
T. Rowe Price International Equity Index Fund	8.3
T. Rowe Price Growth Stock Fund	7.3
T. Rowe Price Value Fund	7.0
T. Rowe Price U.S. Limited Duration TIPS Index Fund	6.4
T. Rowe Price International Bond Fund (USD Hedged)	4.8
T. Rowe Price Real Assets Fund	3.9
T. Rowe Price Hedged Equity Fund	3.7
T. Rowe Price International Value Equity Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222710
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2030 Fund
Class Name	I Class
Trading Symbol	TBLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement Blend 2030 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2030 Fund - I Class	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2025 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	500,000	500,000	500,000
8/31/21	509,000	511,655	508,125
11/30/21	501,000	513,804	501,891
2/28/22	482,050	489,956	488,097
5/31/22	453,515	459,835	463,486
8/31/22	434,151	443,697	445,521
11/30/22	444,852	458,300	455,178
2/28/23	444,830	450,402	458,025
5/31/23	453,717	469,191	466,264
8/31/23	475,148	509,175	483,878
11/30/23	479,330	516,085	487,954
2/29/24	516,150	579,226	520,309
5/31/24	531,111	598,608	532,643
8/31/24	558,895	642,295	561,567
11/30/24	575,459	694,059	572,766
2/28/25	575,430	680,784	574,403
5/31/25	580,905	677,135	583,323
8/31/25	616,493	744,034	617,410
11/30/25	641,679	788,368	641,552
2/28/26	672,569	796,629	670,038
5/31/26	696,227	876,519	694,179

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 7/26/21
Retirement Blend 2030 Fund (I Class)	19.85%	7.07%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.28
S&P Target Date 2030 Index (Strategy Benchmark)	19.00	7.00

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,003,215,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,249,000
InvestmentCompanyPortfolioTurnover	21.70%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,003,215 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	46.7%
Domestic Bond Funds	24.0
International Equity Funds	17.3
International Bond Funds	10.6
Short-Term and Other	1.4

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Equity Index 500 Fund	17.6%
T. Rowe Price QM U.S. Bond Index Fund	12.3
T. Rowe Price International Equity Index Fund	8.3
T. Rowe Price Growth Stock Fund	7.3
T. Rowe Price Value Fund	7.0
T. Rowe Price U.S. Limited Duration TIPS Index Fund	6.4
T. Rowe Price International Bond Fund (USD Hedged)	4.8
T. Rowe Price Real Assets Fund	3.9
T. Rowe Price Hedged Equity Fund	3.7
T. Rowe Price International Value Equity Fund	3.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless